CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands		PONY AI INC. Shareholders' (Deficit) Equity Initial public offering	PONY AI INC. Shareholders' (Deficit) Equity Private placement	PONY AI INC. Shareholders' (Deficit) Equity Dual primary listing	PONY AI INC. Shareholders' (Deficit) Equity	Ordinary Shares Initial public offering	Ordinary Shares Private placement	Ordinary Shares Dual primary listing	Ordinary Shares	Additional Paid-in Capital Initial public offering	Additional Paid-in Capital Private placement	Additional Paid-in Capital Dual primary listing	Additional Paid-in Capital	Special Reserve	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit	Non-Controlling Interests	Initial public offering	Private placement	Dual primary listing	Total
Balances as of beginning at Dec. 31, 2022					$ (551,487)				$ 44				$ 63,200	$ 91	$ (163)	$ (614,659)	$ 11,902				$ (539,585)
Balances as of beginning (in shares) at Dec. 31, 2022									91,797,532
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Issuance of Class A ordinary shares upon vesting of restricted stock units ("RSUs") (in shares)									37,500
Deemed distribution from repurchase of Series A convertible redeemable preferred shares					(4,646)								(4,646)								(4,646)
Repurchase of ordinary shares	[1]				(994)								(994)								(994)
Repurchase of ordinary shares (in shares)	[1]								(85,873)
Settlement of RSUs and share options					(3,054)								(3,054)								(3,054)
Share-based compensation					3,254				$ 1				3,253								3,254
Other comprehensive income (loss)					4,489										4,489		(241)				4,248
Provision of special reserve	[2]													57		(57)
Net (loss) income					(124,812)											(124,812)	(516)				(125,328)
Balances as of ending at Dec. 31, 2023					(677,250)				$ 45				57,759	148	4,326	(739,528)	11,145				(666,105)
Balances as of ending (in shares) at Dec. 31, 2023									91,749,159
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Issuance of Class A ordinary shares, net of issuance cost		$ 256,666	$ 151,738			$ 10	$ 6			$ 256,656	$ 151,732							$ 256,666	$ 151,738
Issuance of Class A ordinary shares, net of issuance cost (in shares)						21,461,410	11,672,186
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO					1,695,304				$ 113				1,695,191								1,695,304
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO (in shares)									225,409,798
Accretion of convertible redeemable preferred shares					(72,554)								(59,896)			(12,658)					(72,554)
Modification of convertible redeemable preferred shares					(261,472)											(261,472)					(261,472)
Share-based compensation					127,003				$ 1				127,002								127,003
Other comprehensive income (loss)					5,808										5,808		7,329				13,137
Provision of special reserve	[2]													72		(72)
Net (loss) income					(274,121)											(274,121)	(885)				(275,006)
Balances as of ending at Dec. 31, 2024					951,122				$ 175				2,228,444	220	10,134	(1,287,851)	17,589				968,711
Balances as of ending (in shares) at Dec. 31, 2024									350,292,553
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Issuance of Class A ordinary shares, net of issuance cost				$ 829,351				$ 24				$ 829,327								$ 829,351
Issuance of Class A ordinary shares, net of issuance cost (in shares)								48,249,000
Issuance of Class A ordinary shares upon exercising of share options and vesting of RSUs					2,646				$ 18				2,628								2,646
Issuance of Class A ordinary shares upon exercising of share options and vesting of RSUs									35,000,000
Repurchase/Settlement of RSUs					(12,638)								(12,638)								(12,638)
Share-based compensation					30,798								30,798								30,798
Other comprehensive income (loss)					(15,033)										(15,033)		(11,643)				(26,676)
Provision of special reserve	[2]													135		(135)
Dividends distribution to a non-controlling shareholder	[3]																(6,435)				(6,435)
Net (loss) income					(133,969)											(133,969)	57,211				(76,758)
Balances as of ending at Dec. 31, 2025					$ 1,652,277				$ 217				$ 3,078,559	$ 355	$ (4,899)	$ (1,421,955)	$ 56,722				$ 1,708,999
Balances as of ending (in shares) at Dec. 31, 2025									433,541,553

[1]	On May 31, 2023, the Group repurchased 85,873 ordinary shares in aggregate, from two shareholders at total consideration of $994. Such shares were cancelled immediately upon repurchase.
[2]	The Group is required by law to appropriate a special reserve within equity, namely “Safety Production Fund” which is calculated based on 1% of freight transportation revenues.
[3]	During the year ended December 31,2025, Yancheng Poplar LLP, a non-wholly-owned subsidiary of the Group, distributed profits resulting from investment gains arising from the disposal of equity investments to a non-controlling shareholder.